Commitments and contingencies (Details Narrative) - EUR (€)	1 Months Ended						3 Months Ended	6 Months Ended		12 Months Ended
	Jan. 31, 2023	Oct. 31, 2021	Oct. 31, 2020	Aug. 31, 2020	Mar. 31, 2020	Feb. 29, 2020	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Loss Contingencies [Line Items]
Payment for license fee								€ 5,000,000.0
Contingent payments								47,500,000
Debt Related Commitment Fees and Debt Issuance Costs								7,800,000
Other Expenses								800,000	€ 700,000
Cumulative manufacturing expense								6,200,000
Production Costs, Period Cost			€ 17,000
Payments for Rent								13,400
Amortization expenses								4,583
Property, Plant and Equipment, Net								44,737
Lease current								12,330
Non current liabilities								32,407
Finance lease								27,985
Insurance costs								2,332
Outstanding payment insurance								25,653
Subsequent Event [Member]
Loss Contingencies [Line Items]
Lease, Cost	€ 6,700
Minimum [Member]
Loss Contingencies [Line Items]
Loss contingency								€ 500,000
Royalty fee percentage								0.50%
Maximum [Member]
Loss Contingencies [Line Items]
Loss contingency								€ 1,000,000.0
Royalty fee percentage								1.00%
Related Milestone One [Member]
Loss Contingencies [Line Items]
Debt instrument, periodic payment								€ 7,000,000.0
Related Milestone Two [Member]
Loss Contingencies [Line Items]
Debt instrument, periodic payment								3,500,000
OSR [Member]
Loss Contingencies [Line Items]
Debt instrument, periodic payment								53,000,000
Contingent consideration, liability											€ 53,000,000
Lympho hematopoietic [Member]
Loss Contingencies [Line Items]
Potential milestone payments								10,000,000
AGC Biologics Agreement [Member]
Loss Contingencies [Line Items]
Potential milestone payments								300,000
Total commitment amount									€ 51,000
Total commitment								83,200
AGC Agreement [Member]
Loss Contingencies [Line Items]
Cumulative manufacturing expense								1,000,000.0
Technology transfer fee								500,000
Amendment Four [Member]
Loss Contingencies [Line Items]
Production Costs, Period Cost						€ 360,000
Amendment Five [Member]
Loss Contingencies [Line Items]
Production Costs, Period Cost					€ 259,000
Production costs percentage				20.00%
Amendment Six [Member]
Loss Contingencies [Line Items]
Production Costs, Period Cost					€ 41,000
Amendment Seven [Member]
Loss Contingencies [Line Items]
Production Costs, Period Cost				€ 259,000
GMP Batch [Member]
Loss Contingencies [Line Items]
Cumulative manufacturing expense		€ 311,280
LVV Batch [Member]
Loss Contingencies [Line Items]
Cumulative manufacturing expense										€ 311,280
Frame work service agreement [Member]
Loss Contingencies [Line Items]
Cumulative manufacturing expense							€ 272,800
Service Agreement [Member]
Loss Contingencies [Line Items]
Production Costs, Period Cost											€ 300,000
Total commitment amount								€ 32,200